Allowance For Doubtful Accounts	12 Months Ended
Dec. 25, 2010
Allowance For Doubtful Accounts [Abstract]
Allowance For Doubtful Accounts

(18) Allowance for Doubtful Accounts

The changes in the allowance for doubtful accounts were as follows (in thousands):

	Accounts Receivable	Notes and Other Receivable

Balance at December 29, 2007	$2,215	302
Provision for doubtful accounts, net	4,682	1,209
Write-offs and other	(1,520)	(1,257)

Balance at December 27, 2008	5,377	254
Provision for doubtful accounts, net	3,792	3,571
Write-offs and other	(3,401)	(2,480)

Balance at December 26, 2009	5,768	1,345
Provision for doubtful accounts, net	13	1,492
Write-offs and other	(263)	(394)

Balance at December 25, 2010	$5,518	2,443